CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
REVENUES:
Total Revenues	$ 2,154,754	$ 990,945	$ 8,039,448	$ 13,641,315
COST OF REVENUES:
Total Cost of Revenues	2,730,462	1,646,433	5,253,055	7,159,877
GROSS PROFIT	(575,708)	(655,488)	2,786,393	6,481,438
OPERATING EXPENSES:
Sales & marketing	311,801	139,852	717,809	950,962
Engineering			1,358,925	1,254,235
Research and development	61,033	40,639	1,022,188	1,479,334
Administration	873,758	1,251,936	5,011,913	3,987,941
AI technologies			1,309,986	1,215,488
Total Operating Expenses	1,246,592	1,432,427	9,420,821	8,887,960
LOSS FROM OPERATIONS	(1,822,300)	(2,087,915)	(6,634,428)	(2,406,522)
OTHER INCOME (EXPENSES):
Interest expense	(6,220)	(68,932)	(150,137)	(69,322)
Other income, net	1,422,497	9,798	37,130	4,962
Total Other Income (Expenses)	1,416,277	(59,134)	(113,007)	(64,360)
NET LOSS	$ (406,023)	$ (2,147,049)	$ (6,747,435)	$ (2,470,882)
Basic & Diluted Net Loss Per Share	$ (0.11)	$ (0.80)	$ (2.03)	$ (1.39)
Weighted Average Shares-Basic & Diluted	3,535,339	2,687,482	3,320,193	1,781,704
Technology systems [Member]
REVENUES:
Total Revenues	$ 1,490,298	$ 513,674	$ 4,956,130	$ 11,963,438
COST OF REVENUES:
Total Cost of Revenues	1,895,485	1,092,058	3,665,493	6,510,658
Technical support [Member]
REVENUES:
Total Revenues			1,801,043	1,377,459
COST OF REVENUES:
Total Cost of Revenues			1,109,741	528,966
Consulting services [Member]
REVENUES:
Total Revenues	664,456	477,271	273,604	300,418
COST OF REVENUES:
Total Cost of Revenues	331,384	293,954	117,004	120,253
AI technologies [Member]
REVENUES:
Total Revenues			1,008,671
COST OF REVENUES:
Total Cost of Revenues			$ 360,817
Overhead [Member]
COST OF REVENUES:
Total Cost of Revenues	$ 503,593	$ 260,421